LIABILITIES PRESENTED AT FAIR VALUE (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
LIABILITES PRESENTED AT FAIR VALUE [Abstract]
Contingent lender payment, percent of equity transaction	15.00%
Contingent lender payment, alternate amount of condiseration payable to the lender	$ 300
Derivative liability	$ 667